Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jan. 24, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies
Federal depository insurance coverage		$ 250,000
Offering Costs		775,000
Underwriting discount		27,500,000
Accounts payable and accrued liabilities		$ 127,450	$ 0
Conversion ratio	1